Grant F. Adamson Chief Governance Officer Telecopier: (512) 434-3750
e-mail: GrantAdamson@templeinland.com
October 24, 2007
Via EDGAR and Hand Delivery
Mr. Michael McTiernan
Special Counsel
U.S. Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 4561
Washington, D.C. 20549

Re:	Forestar Real Estate Group LLC (“Forestar”)
Amended Registration Statement on Form 10
Filed September 26, 2007
File No. 001-33662
Dear Mr. McTiernan:
     This letter is in response to the written comments received from the staff (the “Staff”) of the Division of Corporation Finance contained in the letter dated October 17, 2007, regarding the above referenced filing (the “Comment Letter”). A copy of the Comment Letter is attached for your reference. Our responses correspond to the numbering in the Comment Letter with a brief summary of the comment used as a caption.
     We understand and appreciate the purpose of your review and appreciate the points raised in your comments and look forward to working with you to improve the disclosure in our filing. Accordingly, we are working to clarify and supplement our disclosures in the Form 10 and are simultaneously filing Amendment No. 2 to the Form 10. For your convenience, copies of the amended Form 10 are enclosed and have been marked to show changes from Amendment No. 1 to the Form 10 filed on September 26, 2007. Page references in this response refer to the pages of the form of information statement included in the amended Form 10.
1.	Please revise the introductory paragraphs in the summary to disclose that any references to acreage owned includes all acreage owned by joint ventures in which you own less than 100%.
     A statement to the effect requested has been added to the introductory paragraphs in the summary on page 1.
2.	Please expand your disclosure regarding the manner in which the incentive compensation disclosed in columns (d), (e), (f) and (g) were determined.
     We have added additional disclosure beginning on page 87 of the performance goals and individual objectives Temple-Inland used in 2006 to determine incentive awards. We would also

Mr. Michael McTiernan
October 24, 2007

direct your attention to the related discussion of the anticipated use of performance goals and individual objectives by Forestar beginning on page 81.
     As we indicated in our response dated September 26, 2007, we are familiar with the interpretive guidance the Staff provided on January 24, 2007 regarding treatment of executive compensation disclosure in a spin-off situation, which would suggest that generally under our circumstances, the executive compensation disclosure would be treated similarly to an IPO situation. Under our particular circumstances, however, we believe the material disclosure related to executive compensation concerns the compensation philosophy and methodology of Forestar, which is thoroughly discussed on pages 76 through 88. While we understand the need for the historical tabular disclosure that appears on pages 89 through 97, we believe that how and why Temple-Inland determined those amounts for 2006 is not material to the investor in Forestar. We believe our position on the materiality of this information is bolstered by the fact that the information statement does not relate to an election of directors for Forestar and Temple-Inland thoroughly described the how and why of its executive compensation program in its proxy statement filed in March 2007. Accordingly, rather than confuse the Forestar investor with the details of how and why Temple-Inland determined the compensation of its executives in 2006, we believe the appropriate level of disclosure is to provide the investor context for the tabular disclosure without extensive accompanying narrative that could be confused with Forestar’s compensation philosophy and methodology.
3.	Please tell us your accounting policy for your ownership in corporate aircraft and provide us with a breakout of the amounts included in the G&A pro forma adjustment related to this asset.
     As disclosed in Note (b) on page 54, we intend to account for the initial transfer of the aircraft at book value determined by applying our ownership interest to Temple-Inland’s carrying value of the aircraft at the date of transfer. Going forward, we intend to account for our interest in the aircraft as a long-lived asset, depreciate the carrying value of our ownership interest over the estimated useful life of the aircraft, and expense as incurred our pro rata share of the fixed cost of the aircraft and variable cost attributable to our usage. As long as we have an ownership interest in the aircraft, we will be mindful of the provisions of SFAS No. 144.
     The expenses related to the aircraft and included in the pro forma financial statement of income were $1,375,000 in 2006 and $701,000 in first six months 2007. The expenses include the effects of the pro forma adjustment to reflect our ownership interest in the aircraft and the SAB No. 55 allocations related to the aircraft already reflected in the historical financial statements:
•	As disclosed in Note (b) on page 54, we have increased general and administrative expenses in 2006 and first six months 2007 to reflect the incremental cost of these matters. This included incremental cost related to our pro rata share of the fixed costs and variable costs attributable to usage of the aircraft, over and above the costs included in the SAB No. 55 allocations, of $1,265,000 in 2006 and $360,000 in first six months 2007.

Mr. Michael McTiernan
October 24, 2007

•	Historical general and administrative expenses include an allocation of aircraft cost determined in accordance with SAB No. 55 of $110,000 in 2006 and $341,000 in first six months 2007.
4.	Please explain why the amounts for the line item “non-cash real estate cost of sales” in 2004 and 2005 are greater than the amounts on the statements of income for “cost of real estate sales.”
     We have revised the disclosures on page F-5 to reclassify dispositions of real estate from non-cash real estate cost of sales to more appropriate line items, including a new line item, other changes in real estate. As a result, the amount for non-cash real estate costs of sales now bears a more reasonable relationship to the corresponding line item in the statement of income.
5.	Please tell us what consideration you gave to recognizing revenue from the mineral bonus payments over the terms of the leases/agreements. Please tell us how you determine that the revenue has been earned at the time of recognition and the accounting guidance that you relied upon.
     We considered recognizing these mineral bonus payments over the term of the agreement. However, after considering the guidance in SFAS No. 13, EITF 01-8, SFAS No. 19, and SFAS No. 141, and applying the guidance in SAB No. 104, we concluded that the transaction represents the sale of a mineral right, that we have no obligation for future performance, that the price is fixed and determinable, and that collection is reasonably assured.
     Specifically, we considered:
•	SFAS No. 13 and EITF 01-8 do not apply to lease agreements concerning the rights to explore for or to exploit natural resources such as oil and gas.

•	SFAS No. 19 provides that gain or loss attributable to the conveyance of a mineral interest should be recognized unless there is uncertainty of recoverability or retention of substantial obligation for future performance or otherwise prohibited under GAAP.

•	SFAS No. 141 defines royalty and similar agreements as a contract-based intangible asset because they arise from contractual or other legal rights.
     We applied the guidance in SAB No. 104 as follows:
•	Persuasive evidence of an arrangement exists — Yes, we have an executed agreement with the exploration entity.

•	Delivery has occurred or services have been rendered — Yes, we have transferred the mineral rights to the exploration entity, and we have no other obligation.

•	The seller’s price to the buyer is fixed or determinable — Yes, the agreement fixes the bonus payment.

•	Collectibility is reasonably assured — Yes, we receive the bonus payment in cash upon execution of the agreement.

Mr. Michael McTiernan
October 24, 2007

6.	Please tell us what consideration you gave to recognizing revenue from the delay rental payments over the remaining terms of the leases/agreements. Please tell us how you determine that the revenue has been earned at the time of recognition and the accounting guidance that you relied upon.
     We considered recognizing these delay rental payments over the term of the agreement. However, for essentially the same reasons noted in our response to comment No. 5, we concluded that the transaction represents the sale of a right, that we have no obligation for future performance, that the price is fixed and determinable, and that we are assured of collection. Our analysis also considered the following:
•	The original agreement governing the sale of the mineral rights provides that the agreement terminates if the owner, the exploration entity, does not begin drilling operations within 12 months.

•	The owner can delay termination by paying us an amount that is specified and fixed in the original agreement. In exchange for this payment, we grant the owner another 12 month deferral of drilling operations.

•	Further deferral can be obtained during the term of the original agreement only if additional payments are made.
     We applied the guidance in SAB No. 104 as follows:
•	Persuasive evidence of an arrangement exists — Yes, we have an executed agreement with the exploration entity.

•	Delivery has occurred or services have been rendered — Yes, we have given the exploration entity a 1 year deferral of their drilling obligation, and we have incurred no further obligation.

•	The seller’s price to the buyer is fixed or determinable — Yes, the agreement fixes the delay rental payment.

•	Collectibility is reasonably assured — Yes, we receive the rental payment in cash upon execution of the agreement.
     We recognized delay rentals of $667,000 in first six months 2007, $1,100,000 in 2006, $558,000 in 2005, and less than $150,000 in 2004.
7.	Please tell us what consideration you gave to presenting the country club operations sold in 2006 as a discontinued operation.
     We owned land that we leased to the country club. We did not own or operate the country club. We sold the land in 2006 to the new owner of the country club, and we recognized a $274,000 gain. As a result, we concluded that presenting this as a discontinued operation was not appropriate.

8.	Please additionally tell us the “substantive participating rights” that you have as a limited partner in the 11 Lantana partnerships that you consolidate that overcame the presumption of control by the general partner based on EITF 04-5.
     As a limited partner in the 11 Lantana partnerships, the general partner must obtain our approval of the following:
•	Annual business plan and operating budget, including any modifications

•	Incurring any indebtedness on behalf of the partnership, which is probable for each of the partnerships

•	Selling all or any portion of the development project or developed lots or any other sales that are not in accordance with the approved annual business plan

•	Hiring any party to manage the project other than the general partner

•	Any additional capital contributions by the partners

•	Engaging in any activity unrelated to the development project
     In addition, we also considered that
•	There is no provision for automatic approval of the annual business plan and operating budget based on prior year activity levels if we refuse to approve the current year plan or budget.

•	We have the right to trigger a buy-sell that would result in dissolution or liquidation of the partnership if we reach a deadlock with the general partner over any matters requiring our approval as a limited partner and the general partner determines that an approval is required.
     As a result, we concluded that from an accounting perspective these participating rights overcome the presumption of control by the general partner.
9, 10, and 11. Please provide additional information about the deferred gain, your continuing involvement with the contributed property, and the joint venture accounting for the purchased asset.
     We were informed by Mr. Dan Gordon we did not need to respond to these comments because our previous responses in these areas were satisfactory.
12.	Please quantify for us the amounts recorded in sales and the corresponding related costs for the sales of timber to Temple-Inland in 2006, 2005, and 2004. Furthermore, since your company was controlled by Temple-Inland at the time of these sales, please tell us how you determined that these sales should be recorded at market value rather than at historical cost.

Mr. Michael McTiernan
October 24, 207

     We disclose on pages F-23 and F-39 the amounts recorded for sales of timber to Temple-Inland and where these amounts are included in the income statement. We have revised our disclosures on pages F-23 and F-39 to include the cost of the timber sold to Temple-Inland.
     Historically, a component of Temple-Inland’s Forest Products segment was engaged in the routine business activity of cutting and selling timber to third parties and to other Temple-Inland business segments. In conducting this routine business activity, this component:
•	Recognized revenues associated with sales to third parties determined based on agreed upon sales prices,

•	Recognized revenues associated with the sale of timber to other Temple-Inland business segments determined based on estimated market values at the time of delivery, and

•	Incurred expenses, including the cost of timber cut and sold.
     This routine business activity was reflected in Temple-Inland’s historical accounts in accordance with the guidance in the SEC Observer’s comments on EITF 85-21 related to the routine transfers of inventory. In Temple-Inland’s consolidated accounts, the effect of this accounting was eliminated in consolidation.
     As disclosed on page F-7, our combined and consolidated financial statements reflect the historical accounts of the operations to be contributed to us and have been derived from the historical financial statements of Temple Inland. The operations to be contributed to us include a portion of that component of Temple-Inland’s Forest Products segment. As a result, our combined and consolidated financial statements include the revenues and expense association with the business activity of this component.
     As disclosed, going forward, we intend to continue the business activity of cutting and selling timber to third parties, including Temple Inland.
     Since these sales were to entities that are now considered related parties, we have disclosed on pages F-23 and F-39 the amount of these sales, and as noted above, the cost of these sales. We have also disclosed on page 59 the tons sold to Temple-Inland and the average price paid for the timber.
13.	We note that you still have included a material amount for the six months ended June 30, 2006 in the line item titled “Other” in your operating cash flow section. Please tell us what is included in this amount and revise as necessary.
     We have revised our disclosure on page F-31 to reclassify certain amounts from “Other” to more appropriate line items.

Mr. Michael McTiernan
October 24, 2007

     As requested in your letter, we hereby acknowledge that:
•	we are responsible for the adequacy and accuracy of the disclosure in our filings;

•	staff comments or changes to our disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to a filing; and

•	we may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     We hope that the foregoing has been responsive to the Staff’s comments. We appreciate your interest in working with us to enhance the disclosures in our filing and look forward to working with you toward this end. If you should have any questions or comments regarding this matter, please feel free to contact me.

Very truly yours,
/s/ Grant F. Adamson

Grant F. Adamson Chief Governance Officer

Enclosures

cc:	David M. Grimm, Forestar Real Estate Group
Stephen W. Hamilton, Skadden Arps
Ernst & Young LLP